CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

NOTE 12: CONTINGENCIES

●	On March 21, 2023, a vendor filed a lawsuit against the Company related to trade payables totaling approximately $43,501. Such amounts include interest due, and are included in accounts payable, net of payments made to date, in the accompanying consolidated balance sheets. The Company does not believe it is probable that the losses in excess of such trade payables will be incurred.

●	On November 16, 2023 a vendor filed a lawsuit against the company related to trade payables totaling approximately $345,384 , which represents past due fees and late fees. Such amounts are included in the accompanying balance sheets. The Company does not believe it is probable that losses in excess of such pay trade payables will be incurred.

●	On March 20, 2024, a former temporary worker engaged through a third-party placement agency, who was never an employee of the Company, filed a wrongful termination lawsuit against the Company. The Company is disputing this claim. The matter is scheduled for arbitration this fall.

●	On April 17, 2024, a former employee filed a wrongful termination lawsuit against the Company. The employee was part of the marketing team, which was fully transitioned to a third-party outsourced marketing solution. The Company disputed the claim and initially pursued arbitration; however, the matter was settled in May 2025 for a payment by the company of $81,000. Of this amount, $41,000 was paid in June 2025, with the remaining $40,000 to be paid in three equal installments of $13,000 in July, August 2025, and September 2025.

●	In June 2021, a vendor filed a lawsuit against Bailey related to a retail store lease in the amount of $1,500,000. The Company is disputing the claim for damages and the matter is ongoing. The vendor has recently updated the claim to now be $450,968 after signing a long-term lease with another brand for this location. The Company is disputing this new amount after review of the lease.

●	On November 15, 2023, a vendor, Simon Showroom, filed a lawsuit against the company related to trade payables totaling approximately $582,208, representing “double damages,” while the actual amount due to the vendor was $292,604. The case was settled in full on December 10, 2024, for a total settlement amount of $400,000. As part of the settlement, the Company paid $50,000 in December 2024, followed by a $60,000 payment in February 2025. As of September 30, 2025, the Company had an outstanding balance of $130,000 remaining, with monthly payments of $30,000 being made under the terms of the settlement agreement.

All claims above, to the extent management believes it will be liable, have been included in accounts payable and accrued expenses and other liabilities in the accompanying consolidated balance sheet as of September 30, 2025.

Depending on the nature of the proceeding, claim, or investigation, we may be subject to monetary damage awards, fines, penalties, or injunctive orders. Furthermore, the outcome of these matters could materially adversely affect our business, results of operations, and financial condition. The outcomes of legal proceedings, claims, and government investigations are inherently unpredictable and subject to significant judgment to determine the likelihood and amount of loss related to such matters. While it is not possible to determine the outcomes, we believe based on our current knowledge that the resolution of all such pending matters will not, either individually or in the aggregate, have a material adverse effect on our business, results of operations, cash flows, or financial condition.

Except as may be set forth above the Company is not a party to any legal proceedings, and the Company is not aware of any claims or actions pending or threatened against us. In the future, the Company might from time to time become involved in litigation relating to claims arising from its ordinary course of business, the resolution of which the Company does not anticipate would have a material adverse impact on our financial position, results of operations or cash flows.

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

NOTE 13: CONTINGENCIES

●	On March 21, 2023, a vendor filed a lawsuit against Digital Brands Group related to trade payables totaling approximately $43,501. Such amounts include interest due, and are included in accounts payable, net of payments made to date, in the accompanying consolidated balance sheets. The Company does not believe it is probable that the losses in excess of such trade payables will be incurred.

●	On November 16, 2023 a vendor filed a lawsuit against Digital Brands Group related to trade payables totaling approximately $345,384 , which represents past due fees and late fees. Such amounts are included in the accompanying balance sheets. The Company does not believe it is probable that the losses in excess of such pay trade payables will be incurred.

●	On December 21, 2023, a former employee from over two years ago filed a wrongful termination lawsuit against the Company. The Company is disputing this claim and has been awarded arbitration for this matter.

●	On March 20, 2024, a former employee from over two years ago filed a wrongful termination lawsuit against the Company. The Company is disputing this claim. This person was not a Company employee at any time and was temporary worker we used from a third party placement agency.

●	On April 17, 2024, a former employee filed a wrongful termination lawsuit against the Company. The Company is disputing this claim and has been awarded arbitration for this matter. This employee was part of the marketing team. The marketing team was let go and the Company moved to a third-party outsourced marketing solution.

●	A vendor filed a lawsuit against Bailey 44 related to a retail store lease in the amount of $1.5 million. The Company is disputing the claim for damages and the matter is ongoing. The vendor has recently updated the claim to now be $450,968 after signing a long-term lease with another brand for this location. The Company is disputing this new amount after review of the lease.

●	On November 15, 2023, a vendor filed a lawsuit against Digital Brands Group related to trade payables totaling approximately $582,208, which represents “double damages.” The amount due to the vendor is $292,604. Such amounts are included in the accompanying balance sheets. The Company does not believe it is probable that losses in excess of such pay trade payables will be incurred. The matter was settled for $400,000 and is currently on a monthly payment plan.

All claims above, to the extent management believes it will be liable, have been included in accounts payable and accrued expenses and other liabilities in the accompanying consolidated balance sheet as of December 31, 2024.

Depending on the nature of the proceeding, claim, or investigation, we may be subject to monetary damage awards, fines, penalties, or injunctive orders. Furthermore, the outcome of these matters could materially adversely affect our business, results of operations, and financial condition. The outcomes of legal proceedings, claims, and government investigations are inherently unpredictable and subject to significant judgment to determine the likelihood and amount of loss related to such matters. While it is not possible to determine the outcomes, we believe based on our current knowledge that the resolution of all such pending matters will not, either individually or in the aggregate, have a material adverse effect on our business, results of operations, cash flows, or financial condition.

Except as may be set forth above the Company is not a party to any legal proceedings, and the Company is not aware of any claims or actions pending or threatened against us. In the future, the Company might from time to time become involved in litigation relating to claims arising from its ordinary course of business, the resolution of which the Company does not anticipate would have a material adverse impact on our financial position, results of operations or cash flows.